Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	41,430.00
Total Offset Amount	12,774.25
Net Fee	$ 28,655.75
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A